NET INVESTMENT IN DIRECT FINANCING LEASES (Schedule of Future Minimum Lease Receipts) (Details)	Jun. 30, 2018 USD ($)
Within 1 year	$ 37,545,218
2 years	25,560,390
3 years	17,974,396
4 years	2,456,199
5 years	0
Total minimum lease receipts	$ 83,536,203